Document and Entity Information	Aug. 20, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001801169
Document Type	8-K
Document Period End Date	Aug. 20, 2021
Entity Registrant Name	Opendoor Technologies Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39253
Entity Tax Identification Number	98-1515020
Entity Address, Address Line One	410 N. Scottsdale Road
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(415)
Local Phone Number	896-6737
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	OPEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false